AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 96.0%
Alabama – 4.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$1,250	$1,454,962
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	4,000	4,412,526
Series 2025-E 5.00%, 12/01/2055	1,725	1,902,589
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	1,810	1,998,654
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,850	3,116,164
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,577,328
Series 2023-D 4.309% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,096,064
Series 2024-B 5.00%, 10/01/2055	2,420	2,640,235
Series 2025-G 5.00%, 10/01/2035	1,695	1,851,954
Series 2026-E 5.00%, 07/01/2033(c)	1,465	1,588,366
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,770	1,894,033
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	2,000	2,168,254
Series 2025-D 5.00%, 12/01/2055	1,205	1,337,843
Series 2026-F 5.00%, 12/01/2035	1,305	1,434,769
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2033	1,000	1,025,620
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,053,406
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,093,113

	Principal Amount (000)	U.S. $ Value

Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.509% (SOFR + 2.05%), 11/01/2053(b)	$2,000	$2,034,616
Series 2023-B 4.659% (SOFR + 2.20%), 04/01/2054(b)	3,000	3,068,912
Series 2024-B 5.25%, 07/01/2054	2,000	2,208,331
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	257,815
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,502,329
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	956,528
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,500	2,712,203
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	3,745	3,940,973
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	4,370	4,918,513
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,151,020
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,050,940
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	5,500	5,994,018
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,091,742
Series 2022-A 4.879% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,089,554
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,245	1,394,231
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	3,575	3,926,131

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$2,000	$2,151,726
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,268,838

		87,364,300

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	1,000	113,505

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	1,490	1,593,734

Arizona – 3.4%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,204	4,290,600
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,326,271
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)	3,725	87,538
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	2,000	2,010,700
Series 2024-B 5.68%, 01/01/2043(a)	430	430,209
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,042,406
Series 2024 4.00%, 06/01/2049	8,000	8,230,011
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,874,977
2.742%, 07/01/2035	2,000	1,749,269
2.842%, 07/01/2036	2,000	1,728,985

	Principal Amount (000)	U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	$1,000	$894,865
2.521%, 07/01/2036	2,500	2,114,092
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,235	1,235,081
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	5,000	5,329,183
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(d) (e) (f)	1,355	1,084,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 7.00%, 11/15/2057(a)	1,000	1,071,130
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,100	973,970
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,225	1,345,161
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2050	1,000	991,693
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	1,000	1,033,962
Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2035	4,000	4,217,439
5.00%, 07/01/2036	7,800	8,213,228
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,663,065
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,055,456

	Principal Amount (000)	U.S. $ Value

Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	$2,000	$1,793,307

		68,786,598

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)	1,100	1,195,890
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	504,018

		1,699,908

California – 15.2%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(g)	4,000	2,405,438
AG Series 2024 Zero Coupon, 10/01/2053	2,000	523,628
NATL Series 1999-1 Zero Coupon, 10/01/2031	2,000	1,730,055
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,872,050
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,717,533
Align Capital Series Trust 2025-1 Series 2025-2 5.75%, 01/01/2052(a)	1,000	1,037,823
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	2,000	1,749,605
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	2,000	2,303,944
AG Series 2024-B 4.375%, 07/01/2049	5,000	4,894,561
4.50%, 07/01/2054	2,250	2,222,453
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,000	2,163,721
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,071,299

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	$4,085	$4,574,956
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,755	1,942,162
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,300	4,621,138
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,960,295
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.088% (SOFR + 1.63%), 07/01/2053(b)	2,000	2,016,782
4.128% (SOFR + 1.67%), 02/01/2054(b)	2,000	2,030,121
Series 2024 5.00%, 05/01/2054	2,000	2,180,421
Series 2024-E 5.00%, 02/01/2055	1,000	1,093,809
Series 2026-A 3.908% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,999,943
5.00%, 04/01/2056	1,000	1,109,615
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	1,000	1,115,546
Series 2025G 5.00%, 12/01/2035	1,000	1,126,164
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	1,070	1,166,031
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,950	2,165,983
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,320	2,566,775
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	2,000	1,696,600
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	4,290,001

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	$1,000	$698,560
4.00%, 08/01/2046(a)	990	867,353
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	1,000	693,979
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(a)	2,000	1,532,043
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,307,273
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,650	1,860,346
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	502	522,243
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	923	944,080
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,687	4,898,216
Series 2021-2, Class X 0.825%, 03/25/2035(h)	2,347	89,224
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	932	928,923
Series 2021-3, Class X 0.793%, 08/20/2036(h)	2,143	92,822
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	6,000	6,002,020
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	2,000	2,049,939

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1) Series 2026-1 4.05%, 07/20/2041(c)	$2,000	$2,022,335
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,056,127
5.00%, 05/15/2036	1,215	1,277,640
5.00%, 05/15/2037	1,000	1,047,242
5.00%, 05/15/2038	2,250	2,347,839
5.00%, 05/15/2041	915	941,460
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	4,300	4,452,005
5.00%, 12/31/2036	3,910	4,037,255
5.00%, 12/31/2043	12,250	12,452,849
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,019,483
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(a)	5,795	5,816,922
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,090,926
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,697,957
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,403,610
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,109,597
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,099,426
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	5,000	5,549,267
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	1,000	758,553
5.25%, 05/15/2047	5,000	5,256,006
Series 2025 5.00%, 05/15/2031	1,800	2,024,098
5.25%, 05/15/2044	1,000	1,104,919
5.25%, 05/15/2045	1,130	1,235,053

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	$2,000	$1,548,108
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	1,000	915,082
4.00%, 08/01/2056(a)	1,000	876,839
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	4,000	2,789,362
4.00%, 08/01/2047(a)	855	804,824
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	702,907
4.00%, 05/01/2057(a)	2,000	1,442,938
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,000	740,428
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	1,679,677
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	1,000	831,687
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	697,959
4.00%, 07/01/2058(a)	1,000	542,921
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	2,000	1,462,752
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,047,330

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	$1,480	$1,046,356
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	2,000	1,626,893
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	2,768,747
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,245	897,772
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,000	1,396,450
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XCA 0.959%, 07/25/2036(h)	1,469	79,614
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(h)	2,550	173,339
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	1,010,427
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	4,020	3,736,037
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,488,352
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	1,000	924,981
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,555,791
Series 2024-B 5.00%, 07/01/2038	1,330	1,509,389
5.00%, 07/01/2039	2,390	2,690,605
Series 2024-C 5.00%, 07/01/2041	3,125	3,480,695

	Principal Amount (000)	U.S. $ Value

Series 2024-E 5.00%, 07/01/2039	$2,000	$2,265,610
BAM Series 2025-A 5.25%, 07/01/2046	1,500	1,650,710
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,320,704
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,543,651
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	2,000	2,483,436
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,924,000
Morongo Band of Mission Indians (The) (Morongo Band of Mission Indians/The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	4,591,436
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	8,075	7,801,027
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,943,235
Series 2025 5.25%, 07/01/2045	1,000	1,089,977
5.50%, 07/01/2055	1,000	1,075,400
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	17,000	17,508,564
Series 2023-E 5.00%, 05/01/2030	1,000	1,103,796
5.25%, 05/01/2035	5,000	5,811,944
Series 2024 5.25%, 05/01/2040	3,400	3,857,106
Series 2025-D 5.00%, 05/01/2031	1,000	1,123,727
5.50%, 05/01/2055	2,500	2,689,663
Series 2025-E 5.00%, 05/01/2033	1,025	1,187,084
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	2,084,307

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	$1,750	$1,957,612
5.00%, 07/01/2048	1,535	1,617,822
5.25%, 07/01/2053	4,460	4,708,505
Series 2024 5.00%, 07/01/2040	450	506,661
5.00%, 07/01/2042	1,000	1,112,719
5.00%, 07/01/2053	1,795	1,872,764
5.25%, 07/01/2046	1,455	1,588,760
State of California (State of California) Series 2023 5.25%, 09/01/2053	5,000	5,400,073
6.00%, 03/01/2033	1,000	1,116,974
Series 2025 5.00%, 03/01/2037	2,000	2,398,883
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	226,194
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	2,000	2,544,741
5.50%, 05/15/2040	1,000	1,215,002

		304,426,391

Colorado – 1.6%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,049,510
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	1,000	1,133,769
5.00%, 11/15/2034	2,000	2,256,488
Series 2022-D 5.50%, 11/15/2029	1,770	1,962,899
5.75%, 11/15/2034	1,000	1,182,346
Series 2023-B 5.25%, 11/15/2034	3,275	3,790,098
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(a)	1,660	1,693,279
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,144,286

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	$1,000	$1,029,126
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	989,880
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.375%, 03/01/2055(a)	1,000	1,000,377
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)	2,500	2,125,000
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.208% (SOFR + 0.75%), 09/01/2039(b)	2,000	1,997,267
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	982	965,899
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	391	400,159
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	4,000	4,479,416
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,246,432

		32,446,231

Connecticut – 0.4%
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,946,162

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	550,354

District of Columbia – 2.1%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	10,500	12,305,278
Series 2025-A 5.00%, 06/01/2045	1,200	1,312,891

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	$2,630	$2,736,057
Series 2021-A 5.00%, 10/01/2046	10,000	10,301,306
Series 2024-A 5.00%, 10/01/2033	2,000	2,306,276
5.00%, 10/01/2034	1,000	1,145,607
Series 2025-A 5.00%, 10/01/2035	1,000	1,169,414
5.00%, 10/01/2036	3,475	4,025,489
5.00%, 10/01/2050	1,000	1,033,129
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	2,610	2,739,993
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,115,989
5.50%, 07/15/2060	1,140	1,226,608

		42,418,037

Florida – 5.6%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,752,242
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	100	101,741
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	701,142
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(a)	1,760	1,728,736
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (g)	4,700	426,062
5.00%, 06/01/2054(a)	2,000	1,835,853
5.25%, 06/01/2044(a)	1,000	1,005,747

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	$5,000	$442,749
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(a)	1,435	1,421,748
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,000	1,007,424
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,130,572
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	625,485
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,456,846
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056(c)	4,070	4,478,530
5.25%, 10/01/2040(c)	1,250	1,428,484
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2019-A 5.00%, 10/01/2049	2,500	2,516,836
Series 2024-A 5.00%, 10/01/2034	1,000	1,155,179
5.00%, 10/01/2035	1,000	1,146,526
5.00%, 10/01/2036	10,000	11,358,836
Series 2025-A 5.50%, 10/01/2055	1,995	2,100,711
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.75%, 10/01/2055(a)	1,560	1,620,775
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	104,192
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,022,566
6.125%, 06/01/2054	1,000	1,003,410

	Principal Amount (000)	U.S. $ Value

County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	$10,000	$10,944,025
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	220	235,366
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	1,000	953,365
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	5,000	4,975,206
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,000	1,015,147
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	1,000	1,028,591
Florida Higher Educational Facilities Financing Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,126,802
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,005,074
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	1,000	1,044,712
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,289,198
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,950	2,008,979
Series 2024 5.00%, 10/01/2036	1,590	1,816,318
5.00%, 10/01/2037	1,500	1,699,470
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,100,279
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,198,798
Series 2024 5.25%, 06/01/2054	2,155	2,217,426

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	$2,000	$2,140,712
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,847,539
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,095,557
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,510,941
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,065	1,066,837
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	110	110,095
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,481,800
Series 2025-B 5.25%, 04/01/2040	1,000	1,157,207
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,755,761
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,036,252
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	5,230	5,444,932
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	2,060	2,184,315
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.75%, 11/01/2050	2,170	2,301,961

	Principal Amount (000)	U.S. $ Value

Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	$1,000	$1,013,410
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d) (e) (f) (i) (j)	950	190,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,103,482
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	833,715
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	245	246,695

		112,752,359

Georgia – 2.9%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.00%, 07/01/2037	1,000	1,131,729
5.00%, 07/01/2038	2,400	2,696,622
5.00%, 07/01/2040	1,000	1,106,610
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,245,468
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.25%, 06/01/2055(a)	1,000	1,039,367
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,750,494
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	633,461
5.25%, 10/01/2054	2,000	2,051,418
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,650	1,663,962
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,440,576
Series 2024-C 5.00%, 12/01/2054	3,000	3,264,384
Series 2024-E 5.00%, 05/01/2055	1,595	1,744,103

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.159% (SOFR + 1.70%), 12/01/2053(b)	$5,000	$5,159,380
Series 2023-C 5.00%, 09/01/2053	5,000	5,397,978
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,570	1,709,921
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	2,008,891
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	150	155,255
5.00%, 01/01/2039	100	103,030
Series 2022 5.50%, 07/01/2063	2,000	2,068,367
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	11,000	12,874,234

		58,245,250

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,038,065
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,863,897
5.00%, 12/01/2030	565	572,184
5.00%, 12/01/2032	790	799,305
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	185	196,710

		4,470,161

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	720,323
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,250	1,286,184
5.00%, 07/01/2051	7,855	8,011,025
Series 2025-C 5.00%, 07/01/2041	1,260	1,394,830

		11,412,362

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	$1,000	$1,067,647

Illinois – 4.5%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,605,127
Series 2015-C 5.25%, 12/01/2035	340	339,990
Series 2017-D 5.00%, 12/01/2031	1,800	1,824,293
Series 2017-G 5.00%, 12/01/2034	2,350	2,365,366
Series 2023-A 5.00%, 12/01/2034	3,250	3,411,022
Series 2025-B 6.00%, 12/01/2041	2,075	2,281,315
6.00%, 12/01/2043	1,440	1,558,023
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	4,865	5,112,640
Series 2024-C 5.25%, 01/01/2044	1,350	1,457,489
5.25%, 01/01/2045	1,000	1,069,884
Series 2025-A 5.00%, 01/01/2036	9,140	10,392,450
5.00%, 01/01/2037	1,000	1,127,702
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	2,000	2,062,395
Series 2026-A 5.00%, 12/01/2041	500	563,190
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	305	306,456
Series 2025-A 6.00%, 01/01/2050	2,000	2,104,412
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	1,024,733
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	1,000	831,155

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	$1,450	$1,472,166
Series 2025 4.80%, 12/01/2043(a)	2,000	2,099,594
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	2,013,757
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,966	2,171,807
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	4,500	4,506,981
4.50%, 07/01/2062	2,000	1,963,350
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	157,075
Series 2024 5.67%, 11/01/2038(f)	1,430	1,450,197
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,173,349
Series 2021-A 5.00%, 01/01/2043	15,000	16,164,840
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	998,148
Series 2020 5.00%, 06/15/2050	4,310	4,323,391
Series 2024 5.00%, 06/15/2053	1,175	1,173,796
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	9,065,913
Series 2025-E 5.00%, 09/01/2043	1,265	1,344,106

		90,516,112

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,251,670
Series 2025 4.20%, 06/01/2044	1,120	1,212,564

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	$1,055	$1,161,042
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d) (e) (f)	3,470	173,500
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,497,379
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,138,239
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	1,000	1,083,257
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	1,085	1,076,927
Series 2020-A 3.00%, 11/01/2030	1,295	1,288,699
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.279% (SOFR + 0.71%), 11/01/2046(b) (f)	1,910	1,912,683
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,010,650
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,078,359
6.00%, 03/01/2053	1,500	1,570,955
Series 2023-F 7.75%, 03/01/2067	1,225	1,354,572
BAM Series 2023 5.25%, 03/01/2067	10,000	10,449,132

		31,259,639

Iowa – 0.1%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	355	356,976
4.00%, 12/01/2041	820	745,689
4.00%, 12/01/2046	550	449,995
4.00%, 12/01/2051	985	757,427

	Principal Amount (000)	U.S. $ Value

Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	$3,990	$589,977

		2,900,064

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	997,970
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	105,592
6.50%, 11/15/2042(a)	1,185	1,250,040
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority) 5.00%, 11/15/2046(d) (e)	850	8
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,341,520

		4,695,130

Kentucky – 1.1%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	725	734,064
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,460,165
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	2,000	2,082,959
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,014,920
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,272,781
Series 2025-C 5.00%, 05/01/2036	1,800	1,978,483
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.438% (SOFR + 1.98%), 04/01/2054(b)	5,000	5,000,000
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	3,430	3,477,401

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	$2,330	$2,361,992

		22,382,765

Louisiana – 0.7%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	783,384
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,276,855
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,913,378
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	2,440	2,538,918
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,113
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2041	1,210	1,332,399
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,000	1,105,869
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,119,098

		13,090,014

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	1,035	1,074,822
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	6,021,402
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	1,120	1,341,400

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 5.00%, 07/01/2046	$2,960	$3,010,692
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,795,200
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	5,108,026
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,196,213

		26,547,755

Massachusetts – 2.8%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	398	401,492
Series 2024 5.00%, 12/01/2054	5,000	5,246,557
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,435,082
Series 2023-B 5.00%, 06/01/2051	5,000	5,230,462
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	5,143,715
Series 2024-A 5.25%, 07/01/2052	1,000	1,071,528
Series 2025-B 5.25%, 07/01/2055	2,900	3,114,222
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,000	1,027,485
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,159,722
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,057,722

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	$1,000	$1,045,772
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,398,138
Series 2017-L 5.00%, 07/01/2044	5,000	5,032,051
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	5,066,578

		56,430,526

Michigan – 1.2%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(g)	1,978	1,612,523
Series 2021-B 3.644%, 04/01/2034	275	257,655
Series 2023-A 6.00%, 05/01/2039	2,000	2,321,926
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.228% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	5,000	4,995,449
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,260	1,314,727
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,856,836
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	3,430	3,432,307
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,735	1,676,494
Series 2020-B Zero Coupon, 06/01/2065	1,250	130,537
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2042	1,515	1,680,928
5.00%, 07/01/2044	1,250	1,354,756

	Principal Amount (000)	U.S. $ Value

Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2045	$3,000	$3,203,247
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(d) (e)	2,000	800,000

		24,637,385

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (g)	2,000	2,115,041
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,500	1,531,768
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,500	1,549,763
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.75%, 11/01/2055	1,600	1,613,968
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	1,415	1,432,424
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,595,743
Series 2024 5.00%, 01/01/2041	2,000	2,179,992
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	1,058,363

		16,077,062

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,212,308

	Principal Amount (000)	U.S. $ Value

Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d) (e) (f)	$1,250	$62,500

		1,274,808

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 5.00%, 02/01/2042	2,695	2,750,195
5.00%, 02/01/2048	400	399,209
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,753,764
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	175	179,730
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,650	2,381,845
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(a)	1,000	1,025,601

		17,490,344

Nebraska – 0.1%
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	2,085	2,272,126

Nevada – 0.7%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2027	1,400	1,402,994
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	1,500	238,092
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2036	6,725	6,556,699
3.00%, 06/15/2037	4,305	4,103,413
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,141,249

		13,442,447

	Principal Amount (000)	U.S. $ Value

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	$2,475	$2,550,778
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	1,993	2,033,021
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	998	1,055,243
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	426	426,017
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	957,681
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	988,409
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	748,321
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	1,525	1,520,902
6.00%, 11/01/2055	4,115	3,923,853
10.00%, 05/01/2036	1,000	1,020,059
Series 2025-2 5.15%, 09/28/2037	1,000	1,035,531
Series 2025-A Zero Coupon, 02/01/2035(a)	1,442	809,258
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,798	5,007,135
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,609	7,928,376
Series 2022-1, Class X 0.35%, 09/20/2036(h)	5,904	110,683
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,813	3,892,134
Series 2022-2, Class X 0.691%, 10/01/2036(h)	3,818	156,783

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(h)	$2,676	$95,813
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.505%, 08/20/2039(h)	1,974	76,778
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(a)	1,684	1,686,279
Series 2025-1, Class A1 4.167%, 01/20/2041	992	1,002,386
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.219%, 11/20/2042	3,482	3,501,597
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.946%, 02/20/2041	998	1,065,593
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	2,000	2,000,035

		43,592,665

New Jersey – 3.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(a)	1,000	1,049,524
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,033,567
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,385,470
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2047	285	279,732
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,239,547
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	2,175	2,191,264

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	$7,585	$7,054,512
Series 2023-B 5.00%, 06/15/2040	2,985	3,339,720
5.00%, 06/15/2043	1,985	2,167,229
Series 2024-A 4.00%, 06/15/2042	6,700	6,796,063
5.00%, 06/15/2042	8,000	8,909,554
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055	1,000	1,073,808
Series 2025-C 5.00%, 01/01/2031	1,000	1,126,058
Series 2027-A 5.00%, 01/01/2032(c)	1,000	1,108,601
5.00%, 01/01/2033(c)	1,000	1,123,611
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	9,980	9,873,495
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,885	3,893,167

		60,644,922

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,418,110

New York – 9.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	6,440	6,368,461
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	1,000	1,056,784
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	977,573
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,205	5,043,331
Series 2024-C 5.00%, 03/01/2043	1,000	1,089,884
Series 2024-D 4.00%, 04/01/2045	3,180	3,117,855

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	$1,355	$1,355,157
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,805,758
5.00%, 09/01/2053	2,350	2,460,350
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,017,268
5.00%, 11/15/2031	5,000	5,081,088
Series 2020-C 5.25%, 11/15/2055	1,000	1,026,449
Series 2020-D 5.00%, 11/15/2043	1,000	1,052,423
Series 2025 5.00%, 11/15/2042	1,000	1,108,375
5.25%, 11/15/2045	2,160	2,347,130
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	215	222,548
4.375%, 12/15/2031	415	428,624
5.25%, 12/15/2031	1,000	1,040,542
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,278,617
Series 2024-C 4.25%, 06/15/2054	2,000	1,924,569
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	5,800	6,125,971
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,554,856
Series 2024 5.00%, 11/01/2038	5,900	6,769,768
5.00%, 11/01/2039	1,700	1,926,867
Series 2025 5.00%, 05/01/2046	3,175	3,405,659
Series 2025-E 5.00%, 11/01/2053	1,000	1,040,508
Series 2025-H 5.25%, 11/01/2045	2,530	2,797,480
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,145,375

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	$300	$300,492
7.25%, 11/15/2044(a)	510	511,203
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	8,000	8,492,202
5.00%, 11/15/2053	2,000	2,104,994
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,305,178
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,152,728
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	3,530	3,679,851
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,486,230
Series 2023 5.625%, 04/01/2040	6,500	6,956,964
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,132,901
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	2,000	2,049,883
AG Series 2024 0.00%, 12/31/2054(g)	9,350	6,301,517
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,007,295
Series 2024 5.00%, 06/30/2060	1,565	1,528,788
5.50%, 06/30/2054	500	511,200
5.50%, 06/30/2060	14,790	15,107,103
Series 2025 6.00%, 06/30/2055	1,000	1,067,249
6.00%, 06/30/2059	1,000	1,066,387
AG Series 2023 5.00%, 06/30/2049	1,000	1,011,011
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,931,534

	Principal Amount (000)	U.S. $ Value

Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	$3,200	$3,610,430
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	2,000	2,198,248
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,023,071
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,712,424
2.917%, 05/15/2040	2,000	1,622,694
Series 2021-C 5.00%, 05/15/2051	5,000	5,203,873
Series 2022 3.509% (SOFR + 1.05%), 04/01/2026(b)	4,000	4,001,350
5.00%, 05/15/2052	2,000	2,232,220
Series 2026 5.00%, 02/01/2028	10,000	10,554,097
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,085,414
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	4,625	4,541,915

		182,059,716

North Carolina – 0.5%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,323,589
5.25%, 07/01/2053	7,250	7,529,003
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2026(a)	375	375,645
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	2,000	542,897

		9,771,134

Ohio – 2.3%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	1,925	2,139,243

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	$8,000	$8,026,782
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,088,054
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	2,973,860
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,162,112
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,080,366
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,567,663
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,032,701
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.375%, 10/01/2045	1,000	1,017,403
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,091,938
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,080,491
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	3,021,388
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,080,023
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) AG Series 2024 4.375%, 12/01/2058	1,000	964,244
University of Toledo (University of Toledo) Series 2023-B 3.462% (SOFR + 0.90%), 06/01/2036(a) (b)	9,530	9,448,510

		46,774,778

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	$5,000	$4,766,612
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,410,839
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,000	1,085,728
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,370	1,610,638

		9,873,817

Oregon – 0.1%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	448,950
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2024-T 5.00%, 07/01/2032	1,030	1,171,307
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	2,000	509,116

		2,129,373

Other – 2.0%
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(a)	5,533	5,506,191
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	939	797,583
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,224	1,010,500
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,901	1,609,859
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.615%, 08/25/2041	3,200	3,397,906

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	$987	$1,031,712
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.703%, 04/25/2042	994	1,075,862
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.30%, 05/25/2041	4,331	4,371,947
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	5,105	4,606,450
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	4,468	4,782,142
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,999	4,233,359
Series 2025-M 4.095%, 11/25/2042	3,230	3,406,329
4.604%, 06/25/2042	1,997	2,108,551
Series 2026-M 4.64%, 10/25/2040	1,000	1,067,680

		39,006,071

Pennsylvania – 3.0%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	1,000	838,655
8.00%, 06/30/2034	280	291,567
Series 2024-A 6.00%, 06/30/2034	135	145,621
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,350,247
5.75%, 10/01/2043	5,000	4,948,561
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	755	768,765
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	4,000	4,125,126

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	$3,820	$3,828,022
5.00%, 04/01/2043	6,250	6,740,112
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,018,542
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,628,188
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	1,000	1,077,341
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,002,364
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.58% (MUNIPSA + 0.70%), 11/15/2047(b)	10,000	9,958,809
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,364,693
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.369% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,945,512

		60,032,125

Puerto Rico – 1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	1,966	1,214,129
0.00%, 11/01/2051	2,500	793,750
5.069%, 11/01/2051	1,672	1,157,816
Series 2022-C Zero Coupon, 11/01/2043	5,940	4,054,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,998,840

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	$1,895	$1,960,955
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,177,953
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	321,604
6.625%, 01/01/2028	2,454	2,457,655
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,145,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,595	1,436,931
Series 2019-A 4.329%, 07/01/2040	1,339	1,341,327

		19,060,584

South Carolina – 2.9%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	101,321
5.41%, 11/01/2039	1,240	1,247,754
6.28%, 11/01/2039	100	100,533
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	3,000	2,765,762
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f) (i) (j) (k)	572	572,297
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,490,283
Series 2023-B 4.359% (SOFR + 1.90%), 02/01/2054(b)	5,000	5,196,625
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,198,244
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	1,000	1,118,135

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	$1,485	$1,503,269
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,000,679
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(d) (e) (f)	1,450	159,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2043	5,000	5,532,060
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,600,706
Series 2018-A 5.00%, 05/01/2048	1,000	1,010,184
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	1,600	1,235,375
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.00%, 12/01/2040	1,125	1,165,301
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	1,980	1,979,919
Series 2016-A 5.00%, 12/01/2036	4,750	4,774,049
Series 2016-B 5.00%, 12/01/2036	2,000	2,030,725
5.00%, 12/01/2056	6,250	6,250,664
Series 2022-A 4.00%, 12/01/2052	5,000	4,509,683
5.00%, 12/01/2055	2,500	2,565,539
Series 2025-A 5.25%, 12/01/2050	5,000	5,343,233
Series 2026-C 5.00%, 12/01/2036(c)	1,000	1,184,816

		58,636,656

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$400	$420,915

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	2,785	2,750,979
5.125%, 12/01/2042(a)	1,325	1,310,222
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,671,804
6.00%, 12/01/2055	2,400	2,712,520
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	1,000	993,849
9.50%, 11/01/2052(f)	1,060	998,528
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	4,000	4,210,239
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	5,000	5,230,960
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.00%, 07/01/2031	1,675	1,864,755
5.50%, 07/01/2040	2,350	2,625,701
Series 2026-B 5.00%, 07/01/2034	1,000	1,156,976
5.00%, 07/01/2038	1,350	1,537,506
5.00%, 07/01/2039	1,000	1,127,919
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,447,585
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,088,953
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,055	2,276,205

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	$2,000	$2,197,744
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	990	820,953

		41,023,398

Texas – 5.1%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.625%, 06/15/2045(a)	1,630	1,684,987
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)	1,020	1,052,590
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,412,166
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,000	1,016,084
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,504,875
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.00%, 07/01/2035	1,000	1,159,289
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	415	415,732
Series 2018 5.00%, 07/15/2028	1,300	1,348,659
Series 2024-B 5.50%, 07/15/2038	2,345	2,578,953
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,292,247
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	1,175	1,105,883
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	905,368
Series 2025-A 5.00%, 11/01/2033	1,000	1,151,961
5.00%, 11/01/2034	2,365	2,741,461
5.25%, 11/01/2038	1,000	1,143,237
5.25%, 11/01/2039	3,565	4,049,350

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	$5,050	$5,539,259
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.73% (MUNIPSA + 0.85%), 07/01/2049(b)	1,000	1,000,059
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	2,000	900,761
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,787,930
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) AG Series 2023 5.50%, 02/15/2058	19,050	20,334,646
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,030	1,172,239
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,200	4,217,024
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,008,454
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d) (e)	177	177,479
7.25%, 12/31/2030(d) (e)	1,000	1,000,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (e) (g)	4,198	1,805,233
7.50%, 11/15/2036(d) (e)	970	970,000
7.50%, 11/15/2037(d) (e)	150	150,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	1,500	1,500,451

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$425	$363,428
Series 2022 5.00%, 01/01/2057	1,000	842,538
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,192,583
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2036	7,200	5,309,544
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,002,174
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,339,196
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d) (e) (i) (j)	1,514	0
5.00%, 11/15/2045(d) (e) (i) (j)	3,097	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.50%, 11/15/2052	1,205	1,305,443
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.319% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,735	1,738,426
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,125	1,210,306
Series 2023-B 5.50%, 01/01/2054	2,000	2,261,346
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,471,303
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,850	2,039,232

	Principal Amount (000)	U.S. $ Value

Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	$1,385	$1,387,348
5.00%, 08/15/2034	1,945	1,948,281
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	4,001,890

		101,539,415

Utah – 0.7%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2037	2,680	3,055,575
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	2,000	2,164,320
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,100	1,101,515
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,315,385
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a) (g)	820	742,906
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,025,282
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,039,357

		14,444,340

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,000	928,186

	Principal Amount (000)	U.S. $ Value

Virginia – 0.5%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$690	$661,180
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,410	1,411,214
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	1,007,940
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,473,688
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,010,617
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,683,098
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	811,588
5.00%, 01/01/2028	2,100	2,187,811

		10,247,136

Washington – 4.0%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,087,937
City of Tacoma WA Electric System Revenue (City of Tacoma WA Electric System Revenue) Series 2025-A 5.25%, 01/01/2055	14,785	15,805,586
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	300	330,559
Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	5,330,100

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	$2,000	$2,017,330
Series 2022 5.00%, 08/01/2033	2,495	2,819,086
5.00%, 08/01/2047	11,195	11,526,536
5.50%, 08/01/2047	1,000	1,062,962
Series 2025-B 5.00%, 10/01/2033	2,000	2,300,371
5.00%, 10/01/2034	4,850	5,630,549
5.00%, 10/01/2036	4,110	4,753,696
5.00%, 10/01/2038	2,000	2,267,695
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,023,935
5.00%, 12/01/2038	2,500	2,527,328
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	2,000,057
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.50%, 09/01/2055	1,000	1,066,418
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	746,134
Series 2021 3.00%, 12/01/2034(a)	425	421,934
5.00%, 12/01/2027(a)	440	459,026
5.00%, 12/01/2028(a)	315	336,218
5.00%, 12/01/2029(a)	170	185,383
5.00%, 12/01/2030(a)	265	294,523
5.00%, 12/01/2031(a)	265	293,983
5.00%, 12/01/2032(a)	225	248,906
5.00%, 12/01/2033(a)	490	539,972
Series 2025 4.25%, 03/01/2044	1,765	1,765,671
5.00%, 03/01/2039	1,620	1,829,553
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	1,000	913,298
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	835	895,471
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	2,164	2,147,584
Series 2021-1, Class X 0.727%, 12/20/2035(h)	1,833	67,926

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	$977	$944,111
Series 2023-1, Class X 1.495%, 04/20/2037(h)	4,888	467,885
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	990	1,001,068
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.079%, 08/20/2063	1,991	1,967,107

		79,075,898

West Virginia – 0.1%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a) (g)	760	172,290
7.00%, 06/01/2043(a)	100	106,694
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,320	1,280,919
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d) (e) (f)	2,250	1,350,000

		2,909,903

Wisconsin – 3.8%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.126%, 01/20/2041	3,000	2,993,106
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	1,000	953,959
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(c)	1,000	1,075,466
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	1,000	989,596
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,010,994

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	$305	$313,323
4.00%, 12/15/2036	335	342,756
4.00%, 12/15/2037	320	326,209
4.00%, 12/15/2038	335	340,105
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,434,391
4.00%, 10/15/2036	2,600	2,692,549
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	1,000	792,848
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	255	237,266
Series 2022-A 3.875%, 12/01/2039(a)	1,170	1,085,235
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,010	1,081,356
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	936,361
Wisconsin Public Finance Authority (Beyond Boone LLC) AG Series 2019 5.00%, 07/01/2054	775	780,381
5.00%, 07/01/2058	750	754,785
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	532,011
5.00%, 01/01/2036	500	529,558
5.00%, 01/01/2037	500	527,067
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	6,750	6,433,480
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,149,819
5.00%, 02/01/2062	1,000	984,532
5.75%, 02/01/2052(a)	1,000	1,024,536

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	$2,825	$2,592,519
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	3,485	1,098,015
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	1,000	1,015,100
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	680	485,013
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	1,000	594,913
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	342	264,780
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,057,057
5.75%, 07/01/2049	1,000	1,054,989
5.75%, 07/01/2054	2,000	2,089,905
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	1,000	1,119,741
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,093,571
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	5,000	3,598,712
Series 2022 4.00%, 06/01/2049(a)	985	749,346
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	2,036,397
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	5,000	5,236,664
5.75%, 12/31/2065	6,630	6,933,801
6.50%, 06/30/2060	3,030	3,371,296
6.50%, 12/31/2065	3,400	3,780,290

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	$1,000	$926,009
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,175	1,150,668
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(a)	924	927,592
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	1,533	1,564,112
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	2,400	2,403,442

		75,465,621

Total Long-Term Municipal Bonds (cost $1,925,175,609)		1,921,363,939

Short-Term Municipal Notes – 2.0%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 10/01/2047(a) (l)	2,000	2,000,000

Colorado – 0.3%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2026 5.00%, 06/30/2026	6,000	6,054,334

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	4,000	4,069,522

Georgia – 0.1%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,850	1,875,492

New Jersey – 0.3%
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	4,000	4,066,820

	Principal Amount (000)	U.S. $ Value

Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027(c)	$1,500	$1,526,095

		5,592,915

New York – 0.4%
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027(c)	2,500	2,544,985
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 2.86% (MUNIPSA + 0.98%), 05/01/2026(b)	6,100	6,100,000

		8,644,985

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.33%, 03/01/2029(l)	5,200	5,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.33%, 03/01/2029(l)	6,100	6,100,000

		11,300,000

Total Short-Term Municipal Notes (cost $39,539,711)		39,537,248

Total Municipal Obligations (cost $1,964,715,320)		1,960,901,187

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d) (i) (j) (cost $969,221)	53,964	157,035

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026(a) (i) (j) (cost $150,000)	$150	152,807

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(m) (n) (o) (cost $32,460,868)	32,460,868	$32,460,868

Total Investments – 99.6% (cost $1,998,295,409)(p)		1,993,671,897
Other assets less liabilities – 0.4%		7,969,601

Net Assets – 100.0%		$2,001,641,498

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	40,788	$(3,157,944)	$(2,804,349)	$(353,595)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	58,000	10/15/2029	2.569%	CPI#	Maturity	$(280,436)	$—	$(280,436)
USD	56,500	10/15/2029	2.485%	CPI#	Maturity	(40,043)	—	(40,043)

						$(320,479)	$—	$(320,479)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	32,540	03/12/2032	1 Day SOFR	3.843%	Annual	$869,635	$(165)	$869,800
USD	38,700	01/03/2033	1 Day SOFR	3.695%	Annual	828,353	—	828,353
USD	22,500	10/25/2035	3.521%	1 Day SOFR	Annual	23,173	—	23,173
USD	23,600	02/20/2036	3.675%	1 Day SOFR	Annual	(283,480)	—	(283,480)

						$1,437,681	$(165)	$1,437,846

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$201,921	$—	$201,921
Bank of America NA	USD	2,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	249,986	—	249,986
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	164,617	—	164,617
Bank of America NA	USD	3,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	231,036	—	231,036
Bank of America NA	USD	3,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	14,377	—	14,377
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	898,860	—	898,860
JPMorgan Chase Bank NA	USD	3,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	272,955	—	272,955
JPMorgan Chase Bank NA	USD	2,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	302,231	—	302,231
JPMorgan Chase Bank NA	USD	2,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	193,986	—	193,986
JPMorgan Chase Bank NA	USD	3,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	34,928	—	34,928
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	11,243	—	11,243
JPMorgan Chase Bank NA	USD	5,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	25,277	—	25,277
JPMorgan Chase Bank NA	USD	5,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	9,240	—	9,240
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	7,237	—	7,237
Morgan Stanley Bank NA	USD	2,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	201,921	—	201,921
Morgan Stanley Bank NA	USD	5,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	537,383	—	537,383
Morgan Stanley Bank NA	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	639,760	—	639,760
Morgan Stanley Bank NA	USD	2,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	237,081	—	237,081
Morgan Stanley Bank NA	USD	2,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	74,915	—	74,915
Royal Bank of Canada	USD	3,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	30,260	—	30,260

							$4,339,214	$—	$4,339,214

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $234,124,569 or 11.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.95% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022- 07/20/2022	$4,116,975	$87,538	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	2,125,000	0.11%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,450,197	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	3,578,367	173,500	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.279%, 11/01/2046	06/24/2024	1,910,000	1,912,683	0.10%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	1,084,000	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	993,849	0.05%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	1,058,508	998,528	0.05%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 12/18/2025	572,297	572,297	0.03%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,717	62,500	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,500,000	1,500,451	0.08%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022- 10/20/2022	$1,293,300	$159,500	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2028	05/31/2023	2,250,000	1,350,000	0.07%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,433,480	0.32%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(h)	IO - Interest Only.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2026.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.
(p)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,900,462 and gross unrealized depreciation of investments was $(54,420,988), resulting in net unrealized appreciation of $479,474.

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,920,601,642	$762,297	(a)	$1,921,363,939
Short-Term Municipal Notes	—	39,537,248	—		39,537,248
Preferred Stocks	—	—	157,035		157,035
Corporates - Non-Investment Grade	—	—	152,807		152,807
Short-Term Investments	32,460,868	—	—		32,460,868

Total Investments in Securities	32,460,868	1,960,138,890	1,072,139	(a)	1,993,671,897
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,721,161	—		1,721,161
Interest Rate Swaps	—	4,339,214	—		4,339,214
Liabilities:
Centrally Cleared Credit Default Swaps	—	(3,157,944)	—		(3,157,944)
Centrally Cleared Inflation (CPI) Swaps	—	(320,479)	—		(320,479)
Centrally Cleared Interest Rate Swaps	—	(283,480)	—		(283,480)

Total	$32,460,868	$1,962,437,362	$1,072,139	(a)	$1,995,970,369

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,741	$324,271	$298,551	$32,461	$529